Stock-based Compensation - Schedule of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	May 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted- Average Exercise Price Per Share
Options granted	$ 0.70
Options exercised		$ 0.02
2016 Stock Option and Grant Plan
Options Available for Grant
Beginning Balance		144,375	816,316	3,498,354
Additional shares authorized			2,682,255	1,400,000
Options canceled and forfeited			761,430	545,289
Repurchases			21,877	161,307
Options granted			(4,137,503)	(4,798,400)
Options expired				9,766
Ending balance			144,375	816,316
Number of Options
Beginning Balance		7,108,899	3,937,765	1,786,829
Options canceled and forfeited			(761,430)	(545,289)
Options granted			4,137,503	4,798,400
Options exercised			(204,939)	(2,092,409)
Options expired				(9,766)
Ending balance			7,108,899	3,937,765
Vested and expected to vest			7,108,899
Shares exercisable (vested and unvested)			1,513,553
Weighted- Average Exercise Price Per Share
Beginning Balance		$ 2.29	$ 0.70	$ 0.66
Options canceled and forfeited			0.91	0.69
Options granted			3.53	0.69
Options exercised			1.87	0.66
Options expired				0.70
Ending Balance			2.29	$ 0.70
Vested and expected to vest			2.29
Shares exercisable (vested and unvested)			$ 1.96
Weighted- Average Remaining Contractual Term (in years)
Balances			9 years 21 days	9 years 4 months 13 days
Vested and expected to vest			9 years 21 days
Shares exercisable (vested and unvested)			8 years 9 months
Aggregate Intrinsic Value
Beginning Balance		$ 187,460		$ 28,762
Ending Balance			$ 187,460
Vested and expected to vest			187,460
Shares exercisable (vested and unvested)			$ 40,418